2015 AND 2014 QUARTERLY RESULTS OF OPERATIONS	12 Months Ended
Dec. 31, 2015
2015 AND 2014 QUARTERLY RESULTS OF OPERATIONS [Abstract]
2015 AND 2014 QUARTERLY RESULTS OF OPERATIONS

NOTE 20 — 2015 AND 2014 QUARTERLY RESULTS OF OPERATIONS (UNAUDITED):

Selected Financial Data for the Quarter Ended	March 31,	June 30,	Sept. 30,	Dec. 31,
2015
Shipping revenues	$233,542	$245,487	$241,752	$243,725
Gain/(loss) on disposal of vessels, including impairments	1,073	-	3,185	(7)
Income from vessel operations	65,132	80,457	74,213	61,495
Interest expense	(28,569)	(28,931)	(29,191)	(26,644)
Reorganization items, net	(3,487)	(1,437)	(1,420)	(1,708)
Income tax benefit/(provision) (1)	(2,660)	(3,529)	120,737	(13,656)
Net income	42,901	58,438	173,354	9,267

Basic and Diluted net income per share - Class A and Class B(2) (3)	$0.44	$0.60	$1.79	$0.10

(1)

As discussed in Note 13, "Taxes," the Company recorded income tax benefits of $120,737 in the third quarter due to a benefit of $150,073 as a result of the Pre-Filing Agreement with the IRS, offset by a tax expense of $30,997 attributable to the excess of the Company’s investment in OIN for financial reporting purposes over the tax basis of such investment as of September 30, 2015.

(2)

The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015 and September 30, 2015 have been revised from that previously reported in the Quarterly Reports on Form 10-Q for the respective periods to reflect the effect of a stock dividend that was approved by the Board in the fourth quarter of 2015.

(3)

The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split approved by the Board in June 2016.

Selected Financial Data for the Quarter Ended	March 31,	June 30,	Sept. 30,	Dec. 31,
2014
Shipping revenues	$292,446	$241,777	$206,283	$216,928
Gain/(loss) on disposal of vessels, including impairments	1,477	4	2,753	6,298
Income/(loss) from vessel operations	34,630	(1,529)	14,525	47,476
Interest expense (1)	(123)	(174,511)	(29,111)	(28,746)
Reorganization items, net	(29,256)	(86,123)	(49,756)	(6,338)
Income tax benefit/(provision) (2)	(1,329)	50,414	63,544	2,179
Net income/(loss)	12,550	(201,967)	10,614	26,530

Basic and Diluted net income/(loss) per share - Common Stock	$0.41	$(6.61)	$-	$-

Basic and Diluted net income/(loss) per share - Class A and Class B(3) (4)	$-	$-	$0.15	$0.27

(1)

Interest expense of $73,637 for the Unsecured Revolving Credit Facility and interest expense of $73,660 for the Unsecured Senior Notes relating to post-petition contractual interest (which includes default interest) were recorded in the second quarter.

(2)

As discussed in Note 13, "Taxes," there was an income tax benefit for the year ended December 31, 2014 due to a) a change in the mix of U.S. and foreign income and losses, primarily occurring in the second quarter and b) the Company released its deferred tax liability for undistributed earnings of its foreign subsidiaries attributable to the excess of the $1,500,000 facility limit over the cumulative potential deemed dividends arising from drawdowns by OSG under such facility and recorded an income tax benefit of $55,602 in the third quarter.

(3)

The quarterly basic and diluted net income/(loss) per share amounts included in the table above for the quarters ended September 30, 2014 and December 31, 2014 have been revised from that previously reported in the Quarterly Reports on Form 10-Q for the respective periods to reflect the effect of a stock dividend that was approved by the Board in the fourth quarter of 2015.

(4)

The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended September 30, 2014 and December 31, 2014 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split that was approved by the Board in June 2016.